Trade and other receivables - Schedule of Trade And Other Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade and other receivables [Line Items]
Trade receivables – gross	€ 47,228	€ 42,670
Loss allowance	0	0
Trade receivables – net	47,228	42,670
VAT receivables	6,166	2,459
Other receivables	2,285	1,517
Receivables from related parties	9	194
Government grants receivables	355	395
Total	56,043	47,235
Trade receivables
Schedule of Trade and other receivables [Line Items]
Loss allowance	€ 0	€ 0